Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-based Compensation, Stock Options, Activity [Table Text Block]
	2018		2017
	Number of share options	Weighted average exercise price	Number of share options	Weighted average exercise price
Options outstanding at beginning of year	2,106,930	$4.01	2,421,106	$3.80
Granted	763,500	$10.75	226,000	$4.86
Forfeited	(101,250)	$10.70	(160,000)	$6.95
Exercised	(420,126)	$2.45	(380,176)	$1.39
Outstanding at end of year	2,349,054	$5.92	2,106,930	$4.01
Options exercisable at year end	1,356,377	$3.51	1,406,074	$2.69